Eaton Vance

Growth Fund

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 1.4%
Hexcel Corp.(1)	54,309	$3,041,304
Raytheon Technologies Corp.	32,021	2,474,263

		$5,515,567

Auto Components — 0.9%
Aptiv PLC(1)	25,285	$3,486,802

		$3,486,802

Automobiles — 1.3%
Tesla, Inc.(1)	7,944	$5,306,036

		$5,306,036

Banks — 1.1%
JPMorgan Chase & Co.	28,202	$4,293,191

		$4,293,191

Beverages — 2.0%
Coca-Cola Co. (The)	84,887	$4,474,394
Constellation Brands, Inc., Class A	15,897	3,624,516

		$8,098,910

Biotechnology — 3.4%
AbbVie, Inc.	78,810	$8,528,818
Argenx SE ADR(1)(2)	8,767	2,414,344
Vertex Pharmaceuticals, Inc.(1)	13,782	2,961,614

		$13,904,776

Building Products — 0.9%
Trane Technologies PLC	21,361	$3,536,527

		$3,536,527

Capital Markets — 3.0%
Charles Schwab Corp. (The)	84,590	$5,513,576
Goldman Sachs Group, Inc. (The)	19,951	6,523,977

		$12,037,553

Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	25,926	$2,799,490

		$2,799,490

Security	Shares	Value
Electrical Equipment — 1.4%
AMETEK, Inc.	44,928	$5,738,653

		$5,738,653

Electronic Equipment, Instruments & Components — 2.2%
Zebra Technologies Corp., Class A(1)	18,430	$8,941,867

		$8,941,867

Entertainment — 2.5%
Netflix, Inc.(1)	11,594	$6,048,126
Walt Disney Co. (The)(1)	21,319	3,933,782

		$9,981,908

Food & Staples Retailing — 1.1%
Sysco Corp.	56,708	$4,465,188

		$4,465,188

Food Products — 1.6%
Lamb Weston Holdings, Inc.	34,906	$2,704,517
Mondelez International, Inc., Class A	62,651	3,666,963

		$6,371,480

Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	28,059	$3,362,591
Haemonetics Corp.(1)	43,405	4,818,389
Inari Medical, Inc.(1)	19,401	2,075,907
Intuitive Surgical, Inc.(1)	7,050	5,209,527
Tandem Diabetes Care, Inc.(1)	19,566	1,726,699

		$17,193,113

Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	28,714	$10,683,618

		$10,683,618

Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	6,276	$1,639,542

		$1,639,542

Hotels, Restaurants & Leisure — 1.3%
Starbucks Corp.	48,619	$5,312,598

		$5,312,598

Interactive Media & Services — 10.4%
Alphabet, Inc., Class A(1)	8,374	$17,271,542
Alphabet, Inc., Class C(1)	4,087	8,454,491
Facebook, Inc., Class A(1)	42,672	12,568,184
Twitter, Inc.(1)	59,692	3,798,202

		$42,092,419

Security	Shares	Value
Internet & Direct Marketing Retail — 8.3%
Amazon.com, Inc.(1)	10,856	$33,589,333

		$33,589,333

IT Services — 9.2%
GoDaddy, Inc., Class A(1)	29,745	$2,308,807
PayPal Holdings, Inc.(1)	66,418	16,128,947
Visa, Inc., Class A	88,617	18,762,877

		$37,200,631

Life Sciences Tools & Services — 3.2%
10X Genomics, Inc., Class A(1)	18,321	$3,316,101
Agilent Technologies, Inc.	29,460	3,745,544
Illumina, Inc.(1)	6,277	2,410,745
Thermo Fisher Scientific, Inc.	7,681	3,505,455

		$12,977,845

Metals & Mining — 0.4%
BHP Group, Ltd. ADR	25,847	$1,793,523

		$1,793,523

Pharmaceuticals — 0.9%
Eli Lilly & Co.	20,600	$3,848,492

		$3,848,492

Road & Rail — 1.8%
CSX Corp.	39,449	$3,803,673
Uber Technologies, Inc.(1)	64,902	3,537,808

		$7,341,481

Semiconductors & Semiconductor Equipment — 7.5%
Intel Corp.	46,970	$3,006,080
Micron Technology, Inc.(1)	110,152	9,716,508
QUALCOMM, Inc.	71,102	9,427,414
Texas Instruments, Inc.	43,466	8,214,639

		$30,364,641

Software — 16.8%
Adobe, Inc.(1)	31,036	$14,753,583
Intuit, Inc.	21,629	8,285,205
Microsoft Corp.	104,961	24,746,655
Palantir Technologies, Inc., Class A(1)	156,889	3,653,945
SailPoint Technologies Holdings, Inc.(1)	55,047	2,787,580
salesforce.com, inc.(1)	32,089	6,798,696
Zscaler, Inc.(1)	42,097	7,226,792

		$68,252,456

Security	Shares	Value
Specialty Retail — 3.0%
Home Depot, Inc. (The)	18,129	$5,533,877
TJX Cos., Inc. (The)	63,999	4,233,534
Tractor Supply Co.	14,051	2,488,151

		$12,255,562

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	156,677	$19,138,096

		$19,138,096

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	45,138	$5,998,389

		$5,998,389

Total Common Stocks (identified cost $171,798,144)		$404,159,687

Short-Term Investments — 0.5%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	1,869,955	$1,869,955
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(4)	277,750	277,750

Total Short-Term Investments (identified cost $2,147,705)		$2,147,705

Total Investments — 100.2% (identified cost $173,945,849)		$406,307,392

Other Assets, Less Liabilities — (0.2)%		$(693,115)

Net Assets — 100.0%		$405,614,277

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $275,390 and the total market value of the collateral received by the Fund was $277,750, comprised of cash.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR   -   American Depositary Receipt

The Fund did not have any open derivative instruments at March 31, 2021.

At March 31, 2021, the value of the Fund’s investment in affiliated funds was $1,869,955, which represents 0.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$514,520	$5,921,588	$(4,566,153)	$—	$—	$1,869,955	$96	1,869,955

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$404,159,687	*	$—	$—	$404,159,687
Short-Term Investments	277,750		1,869,955	—	2,147,705
Total Investments	$404,437,437		$1,869,955	$—	$406,307,392

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.